Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 8,971	$ 10,251	$ 9,779
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,664	6,889	7,413
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 6,307	$ 3,362	$ 2,366